Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended								12 Months Ended
	Nov. 12, 2020 shares	Jan. 16, 2019 CNY (¥) shares	Jan. 12, 2018 Installment ¥ / shares shares	Mar. 09, 2015 shares	Feb. 28, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥) shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) Installment shares	Dec. 31, 2022 USD ($) Installment $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense													¥ 58,880,000		¥ 101,303,000	¥ 133,975,000
Unrecognized compensation expense															¥ 280,092,000		¥ 251,842,000
Weighted-average period for unrecognized compensation expense to be recognized													2 years 11 months 26 days	2 years 11 months 26 days	3 years 5 months 15 days
Payment for Repurchase of Vested Options													¥ 0		¥ 0	528,000
Weighted average exercise price, Granted | $ / shares														$ 0.0014
Modification in March 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense						¥ 48,683,000
2015 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares				59,899,375
Options vesting period				5 years
2015 Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period				2 years
2018 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares			25,703,602
2020 Share Incentive Plan | Modification in February 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense													2,638,000
2020 Share Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares	20,521,221
Annual increase, percentage of issued and outstanding shares	2.00%
2020 Share Incentive Plan | Maximum | Modification in March 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise price | $ / shares																		$ 0.0014
Incremental costs												¥ 239,044,000
Incremental costs for options exercisable after completion of IPO												84,648,000
Incremental costs												154,396,000
Compensation expense												¥ 39,766,000
2020 Share Incentive Plan | Maximum | Modification in February 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental costs					¥ 3,750,000
Restricted Share Purchase Agreement With Shareholding Platform | Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense													¥ 70,678,000		¥ 93,911,000	44,625,000
Weighted-average period for unrecognized compensation expense to be recognized													1 year 6 months 10 days	1 year 6 months 10 days	2 years 7 months 6 days
Number of shares granted | shares								32,855,200
Weighted average exercise price, Granted | $ / shares								$ 0.0014			$ 0.0014
Unrecognized compensation costs															¥ 173,888,000		¥ 115,752,000
Restricted Share Purchase Agreement With Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense									¥ 36,732,000				¥ 0		¥ 0	¥ 140,706,000
Stock repurchase program number of shares authorized to be repurchased | shares									4,135,320	4,135,320
Total consideration									¥ 105,644,000	$ 14,953
Consideration per share | ¥ / shares									¥ 3.6159
Restricted Share Purchase Agreement With Founder | Series D Preferred Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period for unrecognized compensation expense to be recognized													4 years	4 years
Number of shares granted | shares													7,528,956	7,528,956
Ordinary shares issued | shares													25,449,238	25,449,238
Common stock, par value | $ / shares														$ 0.0001
Ordinary shares issued to replace previously granted nonvested options which were cancelled | shares													17,920,282	17,920,282
Number of equal monthly installments starting from grant date | Installment													48	48
Repurchase right, minimum equity valuation prior to trade | $														$ 1,200,000
Repurchase right, minimum equity valuation prior to equity financing | $														$ 1,200,000
Restricted Share Purchase Agreement With Founder | Series E Convertible Redeemable Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares			12,851,801
Unrecognized compensation costs		¥ 42,910,000
Common stock, par value | ¥ / shares			¥ 0.0001
Number Of Equal Installments | Installment			3
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Waived By Founder | shares		4,283,934
Restricted Share Purchase Agreement With Founder | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares							5,130,305
Sale of stock, consideration received on transaction							¥ 0